BUSINESS ACQUISITION (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Purchase price allocation
Goodwill	$ 7,509,824	$ 555,194
Kaoyan.com
Purchase price allocation
Goodwill	6,947,717
Total	8,179,342
Unaudited pro forma results of operations
Pro forma net revenues	314,408,118	226,674,709
Pro forma net income	60,460,428	33,195,337
Pro forma net income per share - basic (in dollars per share)	$ 0.39	$ 0.21
Pro forma net income per share - diluted (in dollars per share)	$ 0.38	$ 0.21
Kaoyan.com | Trade name
Purchase price allocation
Intangible assets	771,952
Amortization period	10 years
Kaoyan.com | Customer relationship
Purchase price allocation
Intangible assets	426,839
Kaoyan.com | Customer relationship | Minimum
Purchase price allocation
Amortization period	3 years
Kaoyan.com | Customer relationship | Maximum
Purchase price allocation
Amortization period	5 years
Kaoyan.com | Non-compete agreement
Purchase price allocation
Intangible assets	$ 32,834
Amortization period	2 years